Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Vehicles	$ 498,635	$ 510,385
Office equipment	352,917	360,740
Leasehold improvement	474,901	486,091
Less: accumulated depreciation	(784,070)	(680,570)
Property and equipment, net	$ 542,383	$ 676,646